T. ROWE PRICE Moderate Allocation Portfolio
March 31, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.6%
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 18
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 21
AmeriCredit Automobile Receivables
Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 36
Amur Equipment Finance Receivables
X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 91
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.962%,
7/15/34 (1) 250,000 244
Carlyle U.S.
Series 2019-4A, Class A11R, CLO,
FRN
3M TSFR + 1.32%, 5.978%,
4/15/35 (1) 250,000 243
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 82
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 18
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 31
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 6.072%,
2/12/30 (1) 224,482 223
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.942%,
7/15/36 (1) 250,000 243
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 63,700 54
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  75,000 73
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 50
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  20,000 20
Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 96
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 100
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 52,525 50
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 94
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.955%,
1/23/35 (1) 250,000 243
Navient Private Education Refi Loan
Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 90,212 81
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 96,284 97
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/39 (1) 100,000 100
Santander Drive Auto Receivables
Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 23
Santander Drive Auto Receivables
Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 39
Santander Drive Auto Receivables
Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables
Trust
Series 2022-6, Class B
4.72%, 6/15/27  90,000 89
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 50,000 47
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 49,089 46
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 45,961 44
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 100,000 90
Verizon Master Trust
Series 2023-1, Class C, STEP
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$2,836) 2,736

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND MUTUAL FUNDS 14.2%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 10.53% (2)(3) 519 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 6.58% (2)(3) 1,095,282 6,889
T. Rowe Price Institutional Floating
Rate Fund - Institutional Class,
8.43% (2)(3) 39,911 370
T. Rowe Price Institutional High Yield
Fund - Institutional Class, 8.33% (2)(3) 1,296,836 9,739
T. Rowe Price International Bond Fund
- I Class, 2.78% (2)(3) 453,204 3,285
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 2.74% (2)(3) 411,088 3,330
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I Class,
10.19% (2)(3) 1,401 7
Total Bond Mutual Funds (Cost
$27,400) 23,626
COMMON STOCKS 51.3%
COMMUNICATION SERVICES 3.3%
Diversified Telecommunication
Services 0.4%
KT (KRW)  3,547 80
Nippon Telegraph & Telephone (JPY)  13,400 400
Verizon Communications  3,106 121
601
Entertainment 0.4%
Activision Blizzard  2,810 240
Cinemark Holdings (4) 1,071 16
Netflix (4) 610 211
Sea, ADR (4) 1,028 89
Walt Disney (4) 1,824 183
739
Interactive Media & Services 1.9%
Alphabet, Class A (4) 1,839 191
Alphabet, Class C (4) 21,768 2,264
Meta Platforms, Class A (4) 2,388 506
NAVER (KRW)  364 57
Tencent Holdings (HKD)  2,700 132
Vimeo (4) 4,276 16
Z Holdings (JPY) (5) 22,400 64
3,230
Media 0.2%
CyberAgent (JPY)  9,500 81
Stroeer (EUR)  545 29
WPP (GBP)  13,833 164
274
Wireless Telecommunication
Services 0.4%
T-Mobile U.S. (4) 3,347 485
Shares/Par $ Value
(Cost and value in $000s)
‡
Vodafone Group, ADR  9,421 104
589
Total Communication Services 5,433
CONSUMER DISCRETIONARY 5.1%
Automobile Components 0.4%
Aptiv (4) 1,749 196
Autoliv, SDR (SEK)  1,103 103
Denso (JPY)  2,400 135
Magna International  2,493 134
Stanley Electric (JPY)  3,000 67
635
Automobiles 0.6%
General Motors  2,070 76
Honda Motor (JPY)  1,900 50
Rivian Automotive, Class A (4) 2,270 35
Suzuki Motor (JPY)  2,700 98
Tesla (4) 2,263 470
Toyota Motor (JPY)  15,800 225
954
Broadline Retail 1.0%
Alibaba Group Holding, ADR (4) 265 27
Amazon.com (4) 14,486 1,496
Next (GBP)  1,437 117
Ollie's Bargain Outlet Holdings (4) 1,440 84
1,724
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 622 48
Clear Secure, Class A  2,046 54
Rover Group, Acquisition Date:
8/2/21, Cost $— (4)(6) 823 —
Service Corp International  847 58
Strategic Education  403 36
196
Hotels, Restaurants & Leisure 1.1%
Amadeus IT Group (EUR) (4) 1,656 111
BJ's Restaurants (4) 1,045 30
Booking Holdings (4) 184 488
Chipotle Mexican Grill (4) 110 188
Chuy's Holdings (4) 1,148 41
Compass Group (GBP)  8,002 201
DoorDash, Class A (4) 701 45
Dutch Bros, Class A (4) 209 7
Fiesta Restaurant Group (4) 2,043 17
Marriott Vacations Worldwide  147 20
McDonald's  1,814 507
Meituan, Class B (HKD) (4) 250 4
Papa John's International  1,016 76
Red Robin Gourmet Burgers (4) 457 7
Red Rock Resorts, Class A  473 21
Wyndham Hotels & Resorts  400 27
1,790
Household Durables 0.3%
Panasonic Holdings (JPY)  11,500 103
Persimmon (GBP)  4,637 72
Skyline Champion (4) 651 49

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sony Group (JPY)  2,400 218
442
Specialty Retail 1.2%
ASOS (GBP) (4)(5) 2,890 29
Best Buy  755 59
Burlington Stores (4) 482 97
Caleres  545 12
Farfetch, Class A (4) 2,616 13
Five Below (4) 161 33
Home Depot  1,090 322
Kingfisher (GBP)  45,354 147
Monro  998 49
O'Reilly Automotive (4) 330 280
RH (4) 66 16
Ross Stores  3,804 404
TJX  1,712 134
Ulta Beauty (4) 554 302
Warby Parker, Class A (4) 2,264 24
Zalando (EUR) (4) 2,069 87
2,008
Textiles, Apparel & Luxury
Goods 0.4%
Dr. Martens (GBP)  13,255 23
Kering (EUR)  220 144
Lululemon Athletica (4) 317 115
Moncler (EUR)  2,175 150
NIKE, Class B  1,369 168
Samsonite International (HKD) (4) 22,800 71
Skechers USA, Class A (4) 1,118 53
724
Total Consumer Discretionary 8,473
CONSUMER STAPLES 4.2%
Beverages 0.8%
Boston Beer, Class A (4) 197 65
Coca-Cola  4,199 260
Coca-Cola Consolidated  44 23
Constellation Brands, Class A  982 222
Diageo (GBP)  4,533 202
Heineken (EUR)  1,243 134
Keurig Dr Pepper  7,007 247
Kirin Holdings (JPY)  5,700 90
PepsiCo  859 157
1,400
Consumer Staples Distribution &
Retail 0.8%
Dollar General  2,736 576
Fresh Market, EC (4)(7) 590 —
Seven & i Holdings (JPY)  4,800 217
Target  1,242 205
Walmart  1,954 288
Welcia Holdings (JPY)  2,100 45
1,331
Food Products 1.5%
Barry Callebaut (CHF)  49 104
General Mills  4,269 365
Hershey  1,130 287
Shares/Par $ Value
(Cost and value in $000s)
‡
Kraft Heinz  4,936 191
Mondelez International, Class A  9,011 628
Nestle (CHF)  5,491 670
Nomad Foods (4) 1,156 22
Post Holdings (4) 516 46
Post Holdings Partnering (4) 724 7
Simply Good Foods (4) 506 20
TreeHouse Foods (4) 474 24
Utz Brands  1,956 32
Wilmar International (SGD)  50,100 159
2,555
Household Products 0.4%
Kimberly-Clark  562 76
Procter & Gamble  3,896 579
655
Personal Care Products 0.4%
BellRing Brands (4) 2,103 72
L'Oreal (EUR)  504 225
Unilever (GBP)  6,832 354
651
Tobacco 0.3%
Philip Morris International  4,602 448
448
Total Consumer Staples 7,040
ENERGY 1.4%
Energy Equipment & Services 0.1%
Cactus, Class A  491 20
Liberty Energy, Class A  2,498 32
NexTier Oilfield Solutions (4) 4,158 33
Worley (AUD)  12,376 120
205
Oil, Gas & Consumable Fuels 1.3%
Chesapeake Energy  210 16
Chevron  2,049 334
Devon Energy  842 43
Diamondback Energy  493 67
Equinor (NOK)  9,130 259
Exxon Mobil  4,703 516
Kimbell Royalty Partners  462 7
Kinder Morgan  10,324 181
Magnolia Oil & Gas, Class A  3,385 74
Range Resources  1,661 44
Shell, ADR  2,666 153
Southwestern Energy (4) 5,871 29
TotalEnergies (EUR)  5,166 305
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $3 (4)
(6)(7) 1 17
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $18 (4)(6)(7) 5 86
Woodside Energy Group (GBP)  910 20
2,151
Total Energy 2,356

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 8.7%
Banks 2.9%
ANZ Group Holdings (AUD)  6,004 93
Bank of America  23,503 672
BankUnited  973 22
Blue Foundry Bancorp (4) 655 6
BNP Paribas (EUR)  2,244 134
Cadence Bank  1,348 28
Capitol Federal Financial  1,825 12
Columbia Banking System  553 12
CRB Group, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 23 2
CrossFirst Bankshares (4) 1,190 13
DBS Group Holdings (SGD)  4,175 104
Dime Community Bancshares  929 21
DNB Bank (NOK)  12,539 224
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $3 (4)(6)(7) 307 6
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2 (4)
(6)(7) 151 3
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(7) 46 —
East West Bancorp  1,051 58
Eastern Bankshares  339 4
Equity Bancshares, Class A  621 15
Erste Group Bank (EUR)  1,716 57
FB Financial  905 28
First Bancshares  813 21
Five Star Bancorp  621 13
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19, Cost $5 (4)
(6)(7) 528 1
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (4)(6)(7) 104 —
Heritage Commerce  2,477 21
Home BancShares  1,985 43
ING Groep (EUR)  19,805 235
Intesa Sanpaolo (EUR)  20,045 52
JPMorgan Chase  6,057 789
Kearny Financial  1,315 11
Live Oak Bancshares  1,060 26
Lloyds Banking Group (GBP)  186,476 110
Mitsubishi UFJ Financial Group (JPY)  21,700 139
National Bank of Canada (CAD) (5) 2,816 201
Origin Bancorp  1,005 32
Pacific Premier Bancorp  925 22
Pinnacle Financial Partners  603 33
PNC Financial Services Group  3,201 407
Popular  340 20
SouthState  613 44
Standard Chartered (GBP)  8,488 64
Sumitomo Mitsui Trust Holdings (JPY)  2,135 73
Svenska Handelsbanken, Class A
(SEK) (5) 14,151 123
U.S. Bancorp  10,726 387
Shares/Par $ Value
(Cost and value in $000s)
‡
United Overseas Bank (SGD)  8,600 193
Veritex Holdings  941 17
Wells Fargo  7,806 292
Western Alliance Bancorp  378 13
4,896
Capital Markets 0.7%
Bridgepoint Group (GBP)  18,685 51
Brookfield (CAD)  1,627 53
Cboe Global Markets  403 54
Charles Schwab  3,945 207
Goldman Sachs Group  670 219
Julius Baer Group (CHF)  1,965 134
Macquarie Group (AUD)  919 109
Morgan Stanley  1,293 113
MSCI  69 39
P10, Class A  1,936 20
S&P Global  360 124
StepStone Group, Class A  1,136 27
TMX Group (CAD)  266 27
XP, Class A (4) 2,617 31
1,208
Consumer Finance 0.2%
American Express  1,223 202
Encore Capital Group (4) 472 24
PRA Group (4) 976 38
264
Financial Services 2.1%
Adyen (EUR) (4) 77 123
Affirm Holdings (4) 994 11
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $61 (4)(6)(7) 16,076 33
Berkshire Hathaway, Class B (4) 1,806 558
Block, Class A (4) 591 40
Challenger (AUD)  10,162 43
Conyers Park III Acquisition (4) 1,070 11
Corebridge Financial  2,547 41
Element Fleet Management (CAD)  12,667 166
Essent Group  466 19
Fidelity National Information Services  1,465 79
Fiserv (4) 3,438 389
Housing Development Finance (INR)  3,455 110
Mastercard, Class A  1,508 548
Mitsubishi HC Capital (JPY)  11,000 57
Payoneer Global (4) 6,156 39
PennyMac Financial Services  1,154 69
Toast, Class A (4) 1,750 31
Visa, Class A  5,285 1,191
3,558
Insurance 2.8%
AIA Group (HKD)  6,000 63
Allstate  2,516 279
Assurant  471 56
AXA (EUR)  10,916 333
Axis Capital Holdings  1,167 64
Chubb  3,154 612
Definity Financial (CAD)  1,265 33

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Direct Line Insurance Group (GBP)  1,319 2
First American Financial  412 23
Hanover Insurance Group  367 47
Hartford Financial Services Group  4,676 326
Kemper  546 30
Manulife Financial (CAD)  4,292 79
Marsh & McLennan  887 148
MetLife  4,411 256
Munich Re (EUR)  900 315
PICC Property & Casualty, Class H
(HKD)  96,000 98
Ping An Insurance Group, Class H
(HKD)  7,000 45
Progressive  4,260 609
Sampo, Class A (EUR)  3,839 181
Selective Insurance Group  1,009 96
Storebrand (NOK)  15,047 116
Sun Life Financial (CAD)  3,756 175
Tokio Marine Holdings (JPY)  8,400 162
Travelers  1,838 315
Zurich Insurance Group (CHF)  438 210
4,673
Total Financials 14,599
HEALTH CARE 8.4%
Biotechnology 1.0%
AbbVie  877 140
Abcam, ADR (4) 2,845 38
Agios Pharmaceuticals (4) 415 10
Amgen  694 168
Apellis Pharmaceuticals (4) 965 64
Argenx, ADR (4) 159 59
Ascendis Pharma, ADR (4) 479 51
Avid Bioservices (4) 1,587 30
Biogen (4) 547 152
Blueprint Medicines (4) 656 30
Cerevel Therapeutics Holdings (4) 530 13
Crinetics Pharmaceuticals (4) 410 7
CRISPR Therapeutics (4) 280 13
Cytokinetics (4) 465 16
Generation Bio (4) 915 4
Genmab (DKK) (4) 164 62
Icosavax (4) 788 5
Insmed (4) 2,072 35
Ionis Pharmaceuticals (4) 708 25
Karuna Therapeutics (4) 220 40
Kura Oncology (4) 621 8
Kymera Therapeutics (4) 190 6
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $— (4)(6) 242 —
Monte Rosa Therapeutics (4) 374 3
Morphic Holding (4) 297 11
MorphoSys, ADR (4) 2,115 8
Nkarta (4) 987 4
Prometheus Biosciences (4) 256 27
Prothena (4) 319 15
RAPT Therapeutics (4) 457 8
Regeneron Pharmaceuticals (4) 388 319
Relay Therapeutics (4) 422 7
Shares/Par $ Value
(Cost and value in $000s)
‡
Repare Therapeutics (4) 373 4
Replimune Group (4) 212 4
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (4)
(6) 87 —
Scholar Rock Holding (4) 1,051 8
Tenaya Therapeutics (4) 49 —
Vaxcyte (4) 298 11
Vertex Pharmaceuticals (4) 725 228
Verve Therapeutics (4) 465 7
Xencor (4) 733 20
Zentalis Pharmaceuticals (4) 404 7
1,667
Health Care Equipment &
Supplies 1.2%
Alcon (CHF)  1,223 87
Align Technology (4) 83 28
Becton Dickinson & Company  1,068 264
Elekta, Class B (SEK)  10,879 83
EssilorLuxottica (EUR)  741 134
GE Healthcare Technologies (4) 2,169 178
ICU Medical (4) 292 48
Intuitive Surgical (4) 1,143 292
Koninklijke Philips (EUR)  5,570 102
Masimo (4) 228 42
Outset Medical (4) 1,424 26
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 2
Penumbra (4) 153 43
PROCEPT BioRobotics (4) 1,113 32
QuidelOrtho (4) 479 43
Siemens Healthineers (EUR)  3,120 180
STERIS  878 168
Stryker  568 162
Teleflex  132 33
1,947
Health Care Providers &
Services 2.5%
Alignment Healthcare (4) 2,369 15
AmerisourceBergen  4,092 655
dentalcorp Holdings (CAD) (4)(5) 1,237 8
Elevance Health  2,422 1,114
Fresenius (EUR)  3,616 98
HCA Healthcare  825 218
Humana  669 325
ModivCare (4) 517 43
Molina Healthcare (4) 921 246
NeoGenomics (4) 2,056 36
Option Care Health (4) 1,315 42
Pennant Group (4) 788 11
Privia Health Group (4) 1,201 33
U.S. Physical Therapy  341 33
UnitedHealth Group  2,592 1,225
4,102
Health Care Technology 0.1%
Certara (4) 846 20
Doximity, Class A (4) 558 18

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Veeva Systems, Class A (4) 282 52
90
Life Sciences Tools & Services 1.2%
10X Genomics, Class A (4) 394 22
Adaptive Biotechnologies (4) 492 4
Agilent Technologies  968 134
Bruker  957 76
Danaher  2,658 670
Evotec (EUR) (4) 2,386 50
Mettler-Toledo International (4) 98 150
Olink Holding, ADR (4) 905 20
Thermo Fisher Scientific  1,460 842
1,968
Pharmaceuticals 2.4%
Arvinas (4) 211 6
Astellas Pharma (JPY)  14,900 212
AstraZeneca, ADR  8,445 586
Bayer (EUR)  3,223 206
Catalent (4) 695 46
Eli Lilly  1,597 548
GSK, ADR  2,819 100
Ipsen (EUR)  120 13
Johnson & Johnson  3,030 470
Merck  4,670 497
Novartis (CHF)  3,466 318
Otsuka Holdings (JPY)  2,800 89
Roche Holding (CHF)  1,205 344
Sanofi (EUR)  3,714 403
Structure Therapeutics, ADR (4) 143 3
Ventyx Biosciences (4) 138 5
Zoetis  752 125
3,971
Total Health Care 13,745
INDUSTRIALS & BUSINESS
SERVICES 5.4%
Aerospace & Defense 0.5%
Bombardier, Class B (CAD) (4) 343 19
Cadre Holdings  516 11
General Dynamics  815 186
L3Harris Technologies  1,352 265
Northrop Grumman  155 71
Parsons (4) 1,047 47
Safran (EUR)  920 136
TransDigm Group  62 46
781
Building Products 0.2%
AZZ  1,100 45
Carrier Global  6,638 304
CSW Industrials  262 36
Gibraltar Industries (4) 140 7
392
Commercial Services &
Supplies 0.1%
Cintas  82 38
Rentokil Initial (GBP)  6,239 46
Stericycle (4) 731 32
Shares/Par $ Value
(Cost and value in $000s)
‡
Tetra Tech  174 25
141
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 341 16
16
Electrical Equipment 1.1%
ABB (CHF)  6,203 213
AMETEK  2,492 362
Eaton  1,716 294
Emerson Electric  1,545 135
Hubbell  1,150 280
Legrand (EUR)  1,750 160
Mitsubishi Electric (JPY)  14,400 172
Prysmian (EUR)  4,221 177
Thermon Group Holdings (4) 475 12
1,805
Ground Transportation 0.7%
Central Japan Railway (JPY)  700 84
Convoy, Warrants, 03/15/33,
Acquisition Date: 3/24/23, Cost $— (4)
(6)(7) 94 —
CSX  17,685 529
Landstar System  171 31
Norfolk Southern  540 114
Old Dominion Freight Line  581 198
Saia (4) 201 55
Union Pacific  1,028 207
1,218
Industrial Conglomerates 1.0%
DCC (GBP)  1,657 97
General Electric  4,406 421
Honeywell International  870 166
Melrose Industries (GBP)  69,682 143
Roper Technologies  336 148
Siemens (EUR)  3,979 645
1,620
Machinery 0.8%
Cummins  971 232
Dover  1,226 186
Enerpac Tool Group  1,731 44
EnPro Industries  212 22
Esab  378 22
ESCO Technologies  495 47
Federal Signal  1,093 59
Graco  588 43
Helios Technologies  652 43
IDEX  656 152
Ingersoll Rand  1,888 110
John Bean Technologies  337 37
KION Group (EUR)  1,974 77
Marel (ISK)  2,004 8
Mueller Water Products, Class A  2,659 37
RBC Bearings (4) 187 43
SMC (JPY)  100 53
SPX Technologies (4) 859 61
THK (JPY)  2,300 53

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Toro  267 30
1,359
Professional Services 0.6%
Booz Allen Hamilton Holding  2,226 206
Broadridge Financial Solutions  1,217 178
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $4 (4)(6)(7) 594 3
Clarivate (4) 3,131 30
Huron Consulting Group (4) 304 25
Legalzoom.com (4) 879 8
Recruit Holdings (JPY)  3,700 102
SS&C Technologies Holdings  745 42
TechnoPro Holdings (JPY)  4,300 119
Teleperformance (EUR)  491 119
TransUnion  257 16
Upwork (4) 829 9
Verisk Analytics  874 168
1,025
Trading Companies &
Distributors 0.4%
Air Lease  871 34
Ashtead Group (GBP)  2,233 137
Bunzl (GBP)  2,241 85
Mitsubishi (JPY)  3,300 118
Rush Enterprises, Class A  563 31
SiteOne Landscape Supply (4) 433 59
Sumitomo (JPY) (5) 7,100 126
Xometry, Class A (4) 586 9
599
Total Industrials & Business Services 8,956
INFORMATION
TECHNOLOGY 10.9%
Communications Equipment 0.1%
Clearfield (4) 97 5
Infinera (4) 1,348 10
Telefonaktiebolaget LM Ericsson,
Class B (SEK) (5) 24,833 146
161
Electronic Equipment, Instruments
& Components 0.7%
CTS  1,303 65
Hamamatsu Photonics (JPY)  2,100 113
Largan Precision (TWD)  1,000 72
Littelfuse  195 52
Mirion Technologies (4) 4,827 41
Murata Manufacturing (JPY)  2,200 134
Napco Security Technologies (4) 447 17
Novanta (4) 229 36
Omron (JPY)  1,200 70
PAR Technology (4) 1,415 48
TE Connectivity  2,447 321
Teledyne Technologies (4) 203 91
Vontier  1,250 34
1,094
IT Services 0.4%
Accenture, Class A  1,085 310
Shares/Par $ Value
(Cost and value in $000s)
‡
MongoDB (4) 394 92
NTT Data (JPY) (5) 12,100 159
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $1 (4)(6)(7) 26 1
Shopify, Class A (4) 2,121 102
Snowflake, Class A (4) 265 41
Themis Solutions, Acquisition Date:
4/14/21, Cost $3 (4)(6)(7) 110 2
707
Semiconductors & Semiconductor
Equipment 4.0%
Advanced Micro Devices (4) 2,304 226
Analog Devices  1,160 229
Applied Materials  3,477 427
ASML Holding (EUR)  565 385
ASML Holding  434 295
Broadcom  1,172 752
Credo Technology Group Holding (4) 1,459 14
Entegris  894 73
KLA  651 260
Lam Research  463 245
Lattice Semiconductor (4) 1,024 98
MACOM Technology Solutions
Holdings (4) 335 24
Marvell Technology  1,578 68
Micron Technology  7,698 465
Monolithic Power Systems  267 134
NVIDIA  3,964 1,101
NXP Semiconductors  1,503 280
Renesas Electronics (JPY) (4) 5,500 80
Skyworks Solutions  1,868 220
Taiwan Semiconductor Manufacturing
(TWD)  24,219 424
Taiwan Semiconductor Manufacturing,
ADR  777 72
Texas Instruments  3,058 569
Tokyo Electron (JPY)  1,200 147
6,588
Software 3.8%
Amplitude, Class A (4) 1,947 24
Atlassian, Class A (4) 531 91
Autodesk (4) 1,235 257
BILL Holdings (4) 613 50
Blackline (4) 555 37
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 11
Ceridian HCM Holding (4) 99 7
Confluent, Class A (4) 990 24
Crowdstrike Holdings, Class A (4) 235 32
Datadog, Class A (4) 431 31
Descartes Systems Group (4) 848 68
DoubleVerify Holdings (4) 2,201 66
Five9 (4) 786 57
Fortinet (4) 359 24
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(6)(7) 364 7
Intuit  697 311
Manhattan Associates (4) 316 49

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Microsoft  14,292 4,121
nCino (4) 207 5
Paycom Software (4) 108 33
Paycor HCM (4) 1,174 31
SAP (EUR)  1,836 232
ServiceNow (4) 972 452
Socure, Acquisition Date: 12/22/21,
Cost $2 (4)(6)(7) 117 1
Synopsys (4) 644 249
Workiva (4) 568 58
6,328
Technology Hardware, Storage &
Peripherals 1.9%
Apple  17,954 2,960
Samsung Electronics (KRW)  4,891 242
3,202
Total Information Technology 18,080
MATERIALS 1.6%
Chemicals 1.0%
Air Liquide (EUR)  1,075 180
Akzo Nobel (EUR)  1,573 123
Asahi Kasei (JPY)  11,100 78
BASF (EUR)  2,060 108
Covestro (EUR)  2,070 86
Eastman Chemical  203 17
Element Solutions  4,489 87
HB Fuller  224 15
Johnson Matthey (GBP)  4,167 102
Linde  831 295
Nutrien  2,579 191
Quaker Chemical  264 52
Sherwin-Williams  915 206
Tosoh (JPY)  1,000 14
Umicore (EUR)  3,075 104
1,658
Containers & Packaging 0.0%
Amcor, CDI (AUD)  4,395 49
49
Metals & Mining 0.5%
Antofagasta (GBP)  6,789 133
BHP Group (AUD)  1,982 63
BHP Group (GBP)  5,060 161
Compass Minerals International  261 9
Constellium (4) 3,252 50
ERO Copper (CAD) (4) 907 16
Franco-Nevada (CAD)  61 9
Haynes International  661 33
IGO (AUD)  27,526 236
Rio Tinto (AUD)  651 52
South32 (AUD)  30,754 90
852
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,538 111
Shares/Par $ Value
(Cost and value in $000s)
‡
West Fraser Timber (CAD)  220 16
127
Total Materials 2,686
REAL ESTATE 0.8%
Health Care Real Estate Investment
Trusts 0.0%
Community Healthcare Trust, REIT  467 17
17
Industrial Real Estate Investment
Trusts 0.2%
EastGroup Properties, REIT  529 87
Prologis, REIT  1,451 181
Rexford Industrial Realty, REIT  1,000 60
Terreno Realty, REIT  411 27
355
Office Real Estate Investment
Trusts 0.0%
Great Portland Estates (GBP)  10,097 63
63
Real Estate Management &
Development 0.2%
Altus Group (CAD)  227 9
DigitalBridge Group  1,060 13
FirstService  718 101
Mitsui Fudosan (JPY)  8,100 152
Tricon Residential  3,441 27
302
Residential Real Estate Investment
Trusts 0.1%
Equity LifeStyle Properties, REIT  689 46
Flagship Communities REIT  659 11
Independence Realty Trust, REIT  2,093 34
91
Retail Real Estate Investment
Trusts 0.1%
Scentre Group (AUD)  49,626 92
92
Specialized Real Estate Investment
Trusts 0.2%
CubeSmart, REIT  1,283 60
Life Storage, REIT  443 58
Public Storage, REIT  656 198
Weyerhaeuser, REIT  2,990 90
406
Total Real Estate 1,326
UTILITIES 1.3%
Electric Utilities 0.7%
American Electric Power  1,134 103
Entergy  350 38
Evergy  2,112 129
FirstEnergy  1,157 46
IDACORP  525 57
MGE Energy  275 22
NextEra Energy  415 32

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  11,673 812
1,239
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  11,500 41
Chesapeake Utilities  452 58
ONE Gas  271 22
Southwest Gas Holdings  885 55
176
Independent Power & Renewable
Electricity Producers 0.1%
Electric Power Development (JPY)  4,500 72
NextEra Energy Partners  519 32
104
Multi-Utilities 0.4%
Ameren  825 71
DTE Energy  471 52
Engie (EUR)  16,628 263
National Grid (GBP)  11,135 151
Sempra Energy  807 122
659
Water Utilities 0.0%
California Water Service Group  490 28
SJW Group  208 16
44
Total Utilities 2,222
Total Miscellaneous Common
Stocks  0.2% (8) 342
Total Common Stocks (Cost
$55,713) 85,258
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition
Date: 3/24/23, Cost $1 (4)(6)(7) 653 1
Total Convertible Bonds (Cost $1) 1
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21, Cost $19 (4)
(6)(7) 754 24
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $13 (4)(6)(7) 335 11
35
Specialty Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $10 (4)(6)(7) 1,674 3
3
Total Consumer Discretionary 38
Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $14 (4)(6)(7) 733 37
Total Consumer Staples 37
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $9 (4)(6)(7) 81 6
Total Financials 6
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C,
Acquisition Date: 8/14/20, Cost $5 (4)
(6)(7) 1,752 12
Caris Life Sciences, Series D,
Acquisition Date: 5/11/21, Cost $7 (4)
(6)(7) 895 6
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $2 (4)(6) 1 —
18
Health Care Equipment &
Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (4)(6)(7) 5,305 5
5
Health Care Providers &
Services 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $10 (4)(6)(7) 4,107 9
9
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $5 (4)(6)(7) 413 5
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 636 4
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $7 (4)(6)(7) 524 32
National Resilience, Series C,
Acquisition Date: 6/9/21, Cost $11 (4)
(6)(7) 237 14
55
Total Health Care 87
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B,
Acquisition Date: 3/24/21, Cost $6 (4)
(6)(7) 126 4
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 10
14

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5 (4)(6)(7) 445 8
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $3 (4)(6)(7) 138 3
11
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (4)(6)(7) 252 3
3
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9 (4)(6)(7) 1,241 6
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10 (4)(6)(7) 764 4
10
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 900 5
Checkr, Series D, Acquisition Date:
9/6/19, Cost $12 (4)(6)(7) 1,200 6
11
Total Industrials & Business Services 49
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 6
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 90 2
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $5 (4)(6)(7) 184 11
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $1 (4)(6)(7) 10 1
Themis Solutions, Series AA,
Acquisition Date: 4/14/21, Cost $1 (4)
(6)(7) 30 —
Themis Solutions, Series AB,
Acquisition Date: 4/14/21, Cost $— (4)
(6)(7) 10 —
Themis Solutions, Series B,
Acquisition Date: 4/14/21, Cost $— (4)
(6)(7) 10 —
Themis Solutions, Series E,
Acquisition Date: 4/14/21, Cost $7 (4)
(6)(7) 320 6
26
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $11 (4)(6)(7) 192 11
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 411 25
Gusto, Series E, Acquisition Date:
7/13/21, Cost $15 (4)(6)(7) 504 9
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $12 (4)(6)(7) 921 13
Nuro, Series D, Acquisition Date:
10/29/21, Cost $5 (4)(6)(7) 242 3
Shares/Par $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E,
Acquisition Date: 3/5/21, Cost $5 (4)
(6)(7) 1,032 5
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $7 (4)(6)(7) 1,115 12
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (4)(6)(7) 85 1
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (4)(6)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $4 (4)(6)(7) 270 2
83
Total Information Technology 109
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C,
Acquisition Date: 5/28/21, Cost $6 (4)
(6)(7) 135 7
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $9 (4)(6)(7) 228 7
14
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (4)(6)(7) 201 9
9
Total Materials 23
Total Convertible Preferred Stocks
(Cost $323) 349
CORPORATE BONDS 6.0%
AbbVie, 3.20%, 11/21/29  55,000 51
AbbVie, 4.05%, 11/21/39  25,000 22
AbbVie, 4.70%, 5/14/45  55,000 51
AbbVie, 4.875%, 11/14/48  88,000 85
AerCap Ireland Capital, 4.875%,
1/16/24  175,000 173
Alexandria Real Estate Equities,
3.375%, 8/15/31  45,000 39
Alexandria Real Estate Equities,
4.70%, 7/1/30  15,000 15
Ally Financial, 4.75%, 6/9/27  55,000 51
American International Group, 5.125%,
3/27/33  35,000 35
Amgen, 4.875%, 3/1/53  40,000 37
Amgen, 5.25%, 3/2/30  30,000 31
Amgen, 5.65%, 3/2/53  20,000 21
Anheuser-Busch InBev Worldwide,
4.50%, 6/1/50  29,000 27
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  65,000 70
Aon, 2.80%, 5/15/30  15,000 13

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
APA Infrastructure, 4.25%, 7/15/27 (1)
(5) 180,000 174
Arrow Electronics, 4.00%, 4/1/25  50,000 49
Astrazeneca Finance, 1.75%, 5/28/28  35,000 31
AT&T, 3.50%, 9/15/53  105,000 76
Ausgrid Finance, 4.35%, 8/1/28 (1) 40,000 38
Bank of America, 3.248%, 10/21/27  70,000 66
Bank of America, VR, 1.898%,
7/23/31 (9) 210,000 168
Bank of America, VR, 1.922%,
10/24/31 (9) 60,000 48
Bank of America, VR, 2.496%,
2/13/31 (9) 105,000 89
Bank of America, VR, 2.592%,
4/29/31 (9) 50,000 42
Bank of America, VR, 3.419%,
12/20/28 (9) 80,000 74
Bank of America, VR, 4.271%,
7/23/29 (9) 65,000 62
Bank of Nova Scotia, 4.85%, 2/1/30  55,000 54
Barclays, VR, 5.501%, 8/9/28 (9) 200,000 197
BAT Capital, 3.557%, 8/15/27  150,000 139
BAT International Finance, 1.668%,
3/25/26 (5) 15,000 14
Becton Dickinson & Company,
2.823%, 5/20/30  25,000 22
Becton Dickinson & Company, 3.70%,
6/6/27  53,000 51
Berkshire Hathaway Finance, 2.50%,
1/15/51  60,000 38
Berkshire Hathaway Finance, 2.85%,
10/15/50  25,000 18
Berkshire Hathaway Finance, 3.85%,
3/15/52  20,000 17
BNP Paribas, VR, 2.591%, 1/20/28 (1)
(9) 200,000 179
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 24
Boardwalk Pipelines, 4.45%, 7/15/27  10,000 10
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 10
Booking Holdings, 4.625%, 4/13/30  20,000 20
Boston Properties, 2.90%, 3/15/30  60,000 46
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 33
Brixmor Operating Partnership, 4.05%,
7/1/30  35,000 31
Brixmor Operating Partnership,
4.125%, 5/15/29  33,000 30
Broadcom, 4.11%, 9/15/28  15,000 14
Capital One Financial, 3.65%, 5/11/27  50,000 46
Capital One Financial, 3.75%, 3/9/27  50,000 45
Capital One Financial, VR, 2.359%,
7/29/32 (9) 55,000 39
Capital One Financial, VR, 3.273%,
3/1/30 (9) 25,000 21
Capital One Financial, VR, 5.247%,
7/26/30 (9) 15,000 14
Capital One Financial, VR, 5.468%,
2/1/29 (9) 75,000 73
Carvana, 10.25%, 5/1/30 (1) 55,000 31
Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese U.S. Holdings, 6.05%,
3/15/25  40,000 40
Celanese U.S. Holdings, 6.165%,
7/15/27  25,000 25
Centene, 2.625%, 8/1/31  110,000 89
Charter Communications Operating,
2.25%, 1/15/29  25,000 21
Charter Communications Operating,
3.75%, 2/15/28  50,000 46
Charter Communications Operating,
4.20%, 3/15/28  45,000 43
Charter Communications Operating,
5.125%, 7/1/49  15,000 12
Charter Communications Operating,
6.484%, 10/23/45  12,000 11
Cheniere Corpus Christi Holdings,
3.70%, 11/15/29  5,000 5
Cheniere Corpus Christi Holdings,
5.125%, 6/30/27  15,000 15
Citigroup, VR, 3.106%, 4/8/26 (9) 22,000 21
Citigroup, VR, 5.61%, 9/29/26 (9) 55,000 55
Citigroup, Series VAR, VR, 3.07%,
2/24/28 (9) 50,000 46
CNO Financial Group, 5.25%, 5/30/25  15,000 15
Comcast, 3.90%, 3/1/38  60,000 54
Corebridge Financial, 3.90%,
4/5/32 (1) 15,000 13
Crown Castle, 2.25%, 1/15/31  95,000 79
Crown Castle, 2.90%, 3/15/27  10,000 9
Crown Castle, 5.00%, 1/11/28  25,000 25
Crown Castle Towers, 3.663%,
5/15/25 (1) 85,000 81
CSL Finance, 4.05%, 4/27/29 (1) 25,000 24
CVS Health, 1.75%, 8/21/30  50,000 41
CVS Health, 3.25%, 8/15/29  10,000 9
CVS Health, 5.05%, 3/25/48  84,000 79
CVS Health, 5.625%, 2/21/53  45,000 46
Duke Energy, 5.00%, 8/15/52  40,000 37
Duke Energy Indiana, 5.40%, 4/1/53  15,000 15
Ecolab, 4.80%, 3/24/30  5,000 5
Edison International, 4.95%, 4/15/25  5,000 5
Elevance Health, 5.125%, 2/15/53  20,000 20
Energy Transfer, 2.90%, 5/15/25  60,000 57
Energy Transfer, 4.50%, 4/15/24  5,000 5
Energy Transfer, 5.875%, 1/15/24  25,000 25
Energy Transfer, 6.00%, 6/15/48  30,000 29
Eni, Series X-R, 4.75%, 9/12/28 (1) 205,000 202
Enterprise Products Operating, 2.80%,
1/31/30  15,000 13
Enterprise Products Operating, 3.20%,
2/15/52  30,000 21
Equifax, 5.10%, 12/15/27  30,000 30
Equitable Holdings, 4.35%, 4/20/28  105,000 101
FedEx, 2.40%, 5/15/31  46,000 39
Fifth Third Bancorp, 2.375%, 1/28/25  10,000 9
Fifth Third Bancorp, 2.55%, 5/5/27  5,000 4
Fifth Third Bancorp, VR, 4.772%,
7/28/30 (9) 15,000 14
Fiserv, 3.50%, 7/1/29  15,000 14

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors, 4.20%, 10/1/27  15,000 14
General Motors, 5.60%, 10/15/32  15,000 15
General Motors Financial, 4.00%,
10/6/26  5,000 5
General Motors Financial, 4.30%,
7/13/25  25,000 24
General Motors Financial, 4.35%,
4/9/25  12,000 12
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, 3.50%,
11/16/26  70,000 67
Goldman Sachs Group, VR, 1.542%,
9/10/27 (9) 50,000 44
Goldman Sachs Group, VR, 3.615%,
3/15/28 (9) 45,000 43
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 5,000 5
Gray Oak Pipeline, 2.60%,
10/15/25 (1) 15,000 14
Gray Oak Pipeline, 3.45%,
10/15/27 (1) 5,000 5
Hasbro, 3.55%, 11/19/26  25,000 23
HCA, 2.375%, 7/15/31  20,000 16
HCA, 3.125%, 3/15/27 (1) 20,000 19
HCA, 3.375%, 3/15/29 (1) 5,000 4
HCA, 3.50%, 9/1/30  25,000 22
HCA, 5.375%, 9/1/26  11,000 11
HCA, 5.875%, 2/15/26  63,000 64
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 11
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 54
Humana, 3.70%, 3/23/29  15,000 14
Humana, 4.875%, 4/1/30  42,000 42
Humana, 5.50%, 3/15/53  20,000 20
Huntington Bancshares, 2.625%,
8/6/24  15,000 14
Huntington Bancshares, 4.00%,
5/15/25  20,000 19
Hyundai Capital America, 1.80%,
10/15/25 (1) 20,000 18
Hyundai Capital America, 2.10%,
9/15/28 (1) 35,000 30
Hyundai Capital America, 5.50%,
3/30/26 (1) 10,000 10
Hyundai Capital America, 5.60%,
3/30/28 (1) 30,000 30
Indiana Michigan Power, 5.625%,
4/1/53  5,000 5
Intercontinental Exchange, 4.35%,
6/15/29  40,000 39
JPMorgan Chase, VR, 1.578%,
4/22/27 (9) 35,000 31
JPMorgan Chase, VR, 2.182%,
6/1/28 (9) 60,000 53
JPMorgan Chase, VR, 2.522%,
4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 40,000 35
Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.947%,
2/24/28 (9) 50,000 46
JPMorgan Chase, VR, 2.956%,
5/13/31 (9) 89,000 77
JPMorgan Chase, VR, 3.54%,
5/1/28 (9) 25,000 24
Kilroy Realty, 4.375%, 10/1/25  13,000 12
Kookmin Bank, 4.50%, 2/1/29 (5) 200,000 191
Las Vegas Sands, 3.50%, 8/18/26  25,000 23
Lowe's, 4.25%, 4/1/52  25,000 21
Lowe's, 5.625%, 4/15/53  15,000 15
Lowe's, 5.75%, 7/1/53  15,000 15
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 170
Marriott International, 4.90%, 4/15/29  10,000 10
Marriott International, 5.00%,
10/15/27  30,000 30
Marsh & McLennan, 2.25%, 11/15/30  15,000 12
Micron Technology, 4.185%, 2/15/27  9,000 9
Micron Technology, 5.327%, 2/6/29  22,000 22
Micron Technology, 6.75%, 11/1/29  20,000 21
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 29,750 30
Morgan Stanley, VR, 1.593%,
5/4/27 (9) 20,000 18
Morgan Stanley, VR, 3.217%,
4/22/42 (9) 15,000 12
Morgan Stanley, VR, 3.591%,
7/22/28 (9) 25,000 24
Morgan Stanley, VR, 3.772%,
1/24/29 (9) 36,000 34
Morgan Stanley, VR, 4.431%,
1/23/30 (9) 25,000 24
Morgan Stanley, VR, 5.123%,
2/1/29 (9) 95,000 95
Netflix, 6.375%, 5/15/29  55,000 59
NextEra Energy Capital Holdings,
2.44%, 1/15/32  35,000 29
NextEra Energy Capital Holdings,
3.00%, 1/15/52  35,000 24
NextEra Energy Capital Holdings,
5.00%, 7/15/32  15,000 15
NextEra Energy Capital Holdings,
5.25%, 2/28/53  15,000 15
NiSource, 5.25%, 3/30/28  10,000 10
Nissan Motor Acceptance, 1.85%,
9/16/26 (1) 15,000 13
Northern Trust, 3.95%, 10/30/25  15,000 14
Northern Trust, 4.00%, 5/10/27  10,000 10
NRG Energy, 4.45%, 6/15/29 (1) 15,000 14
NXP, 2.70%, 5/1/25  5,000 5
NXP, 3.15%, 5/1/27  10,000 9
NXP, 5.35%, 3/1/26  20,000 20
Oracle, 2.30%, 3/25/28  25,000 22
Oracle, 5.55%, 2/6/53  35,000 34
Pacific Gas & Electric, 2.10%, 8/1/27  20,000 17
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 32
Pacific Gas & Electric, 4.55%, 7/1/30  45,000 42
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 10
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 10

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Parker-Hannifin, 4.25%, 9/15/27  20,000 19
Parker-Hannifin, 4.50%, 9/15/29  15,000 15
PerkinElmer, 1.90%, 9/15/28  35,000 30
PerkinElmer, 2.25%, 9/15/31  15,000 12
PerkinElmer, 3.30%, 9/15/29  19,000 17
Philip Morris International, 5.125%,
2/15/30  25,000 25
Philip Morris International, 5.625%,
11/17/29  15,000 16
Pioneer Natural Resources, 5.10%,
3/29/26  15,000 15
PNC Financial Services Group, 2.55%,
1/22/30  15,000 13
PNC Financial Services Group, VR,
6.037%, 10/28/33 (9) 40,000 42
Public Service Company of Colorado,
5.25%, 4/1/53  20,000 20
Realty Income, 3.95%, 8/15/27  35,000 34
Reynolds American, 4.45%, 6/12/25  7,000 7
Rogers Communications, 3.20%,
3/15/27 (1) 14,000 13
Rogers Communications, 3.80%,
3/15/32 (1) 25,000 22
Rogers Communications, 4.35%,
5/1/49  5,000 4
Rogers Communications, 4.55%,
3/15/52 (1) 69,000 57
Ross Stores, 1.875%, 4/15/31  45,000 36
Sabine Pass Liquefaction, 4.50%,
5/15/30  45,000 43
Sabine Pass Liquefaction, 5.00%,
3/15/27  115,000 114
Sabine Pass Liquefaction, 5.875%,
6/30/26  40,000 41
Santander Holdings USA, VR, 2.49%,
1/6/28 (9) 14,000 12
Santander Holdings USA, VR, 6.499%,
3/9/29 (9) 20,000 20
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 44
SBA Tower Trust, 2.593%,
10/15/31 (1) 40,000 32
Sempra Energy, 3.70%, 4/1/29  15,000 14
Sherwin-Williams, 2.95%, 8/15/29  50,000 45
SMBC Aviation Capital Finance,
3.55%, 4/15/24 (1) 205,000 199
Southern California Edison, 5.70%,
3/1/53  20,000 21
Southern California Edison, Series D,
4.70%, 6/1/27  30,000 30
Standard Chartered, VR, 2.608%,
1/12/28 (1)(9) 200,000 178
T-Mobile USA, 2.05%, 2/15/28  25,000 22
T-Mobile USA, 3.75%, 4/15/27  165,000 158
Targa Resources Partners, 5.50%,
3/1/30  57,000 55
Targa Resources Partners, 6.875%,
1/15/29  20,000 20
Transcontinental Gas Pipe Line,
3.25%, 5/15/30  10,000 9
Shares/Par $ Value
(Cost and value in $000s)
‡
Transcontinental Gas Pipe Line,
4.00%, 3/15/28  15,000 14
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  5,000 4
Transurban Finance, 2.45%,
3/16/31 (1) 25,000 20
Transurban Finance, 3.375%,
3/22/27 (1) 15,000 14
Trinity Acquisition, 4.40%, 3/15/26  65,000 63
Truist Financial, VR, 4.123%,
6/6/28 (9) 45,000 43
United Airlines PTT, Series 2019-2,
Class A, 2.90%, 5/1/28  13,183 11
United Airlines PTT, Series 2019-2,
Class AA, 2.70%, 5/1/32  8,845 8
UnitedHealth Group, 2.00%, 5/15/30  105,000 89
UnitedHealth Group, 4.50%, 4/15/33  40,000 40
UnitedHealth Group, 5.05%, 4/15/53  60,000 61
UnitedHealth Group, 5.875%, 2/15/53  32,000 36
Utah Acquisition Sub, 3.95%, 6/15/26  101,000 96
Verizon Communications, 1.75%,
1/20/31  25,000 20
Verizon Communications, 2.10%,
3/22/28  30,000 27
Verizon Communications, 2.55%,
3/21/31  80,000 68
Verizon Communications, 2.65%,
11/20/40  77,000 55
Verizon Communications, 3.55%,
3/22/51  45,000 34
Vistra Operations, 3.55%, 7/15/24 (1) 105,000 101
Vistra Operations, 5.125%, 5/13/25 (1) 45,000 44
Volkswagen Group of America
Finance, 3.20%, 9/26/26 (1) 205,000 193
Warnermedia Holdings, 3.755%,
3/15/27 (1) 60,000 57
Warnermedia Holdings, 4.054%,
3/15/29 (1) 20,000 19
Wells Fargo, 4.30%, 7/22/27  35,000 34
Wells Fargo, VR, 2.393%, 6/2/28 (9) 115,000 103
Wells Fargo, VR, 2.572%, 2/11/31 (9) 225,000 191
Wells Fargo, VR, 2.879%, 10/30/30 (9) 100,000 87
Westlake, 1.625%, 7/17/29 (EUR)  100,000 92
Woodside Finance, 3.65%, 3/5/25 (1) 45,000 44
Woodside Finance, 3.70%, 9/15/26 (1) 40,000 38
Woodside Finance, 3.70%, 3/15/28 (1) 71,000 67
Workday, 3.70%, 4/1/29  10,000 10
Xcel Energy, 3.40%, 6/1/30  45,000 41
Yara International, 4.75%, 6/1/28 (1) 25,000 24
Total Corporate Bonds (Cost
$10,780) 9,915
EQUITY MUTUAL FUNDS 7.3%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 213,085 7,179

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Real Assets Fund - I
Class (2) 356,039 4,888
Total Equity Mutual Funds (Cost
$9,746) 12,067
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.2%
Angel Oak Mortgage Trust,
Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 10,268 9
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR +
2.274%, 7.101%, 11/15/34 (1) 25,000 13
BINOM Securitization Trust,
Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 73,463 64
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B, ARM, 1M
TSFR + 3.141%, 7.968%, 6/15/27 (1) 100,000 98
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class B, ARM, 1M
TSFR + 2.092%, 6.92%, 3/15/35 (1) 100,000 97
CIM Trust, Series 2021-INV1, Class
A29, CMO, ARM, 2.50%, 7/1/51 (1) 85,605 67
Commercial Mortgage Trust,
Series 2016-CR28, Class AHR,
3.651%, 2/10/49  26,686 25
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO,
ARM, 1M USD LIBOR + 1.00%,
5.845%, 2/25/30  16,412 16
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, CMO,
ARM, SOFR30A + 1.00%, 5.56%,
12/25/41 (1) 15,199 15
Connecticut Avenue Securities Trust,
Series 2022-R02, Class 2M1, CMO,
ARM, SOFR30A + 1.20%, 5.76%,
1/25/42 (1) 63,444 63
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1M1, CMO,
ARM, SOFR30A + 2.10%, 6.66%,
3/25/42 (1) 26,804 27
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M1, CMO,
ARM, SOFR30A + 2.00%, 6.56%,
3/25/42 (1) 22,969 23
Connecticut Avenue Securities Trust,
Series 2023-R01, Class 1M1, CMO,
ARM, SOFR30A + 2.40%, 6.968%,
12/25/42 (1) 19,411 19
Connecticut Avenue Securities Trust,
Series 2023-R02, Class 1M1, CMO,
ARM, SOFR30A + 2.30%, 6.868%,
1/25/43 (1) 34,389 34
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, ARM,
4.00%, 8/1/32 (1) 90,012 87
Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 6,938 6
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 4,807 5
Galton Funding Mortgage Trust,
Series 2019-H1, Class A3, CMO, ARM,
2.964%, 10/25/59 (1) 46,417 45
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M TSFR + 1.148%,
5.975%, 12/15/36 (1) 40,000 39
Great Wolf Trust, Series 2019-WOLF,
Class C, ARM, 1M TSFR + 1.747%,
6.574%, 12/15/36 (1) 35,000 34
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO,
ARM, 2.50%, 11/25/51 (1) 84,755 67
Hundred Acre Wood Trust,
Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 83,681 66
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%,
7/5/33 (1) 20,000 18
JPMorgan Mortgage Trust,
Series 2020-5, Class B2, CMO, ARM,
3.583%, 12/25/50 (1) 23,538 20
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%,
5.447%, 8/25/50 (1) 6,503 6
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 8,670 8
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 1,239 1
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 2,478 2
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class B1A, CMO,
ARM, 3.283%, 6/25/50 (1) 28,383 24
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2014-C18,
Class 300A, 3.749%, 8/15/31  25,000 23
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO,
ARM, 2.50%, 9/25/51 (1) 87,047 68
OBX Trust, Series 2020-EXP1, Class
1A8, CMO, ARM, 3.50%, 2/25/60 (1) 29,306 26
Sequoia Mortgage Trust, Series 2013-
4, Class B1, CMO, ARM, 3.443%,
4/25/43  20,742 19
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 6,646 6
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 2,567 3

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SMRT, Series 2022-MINI, Class C,
ARM, 1M TSFR + 1.55%, 6.378%,
1/15/39 (1) 100,000 94
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.85%,
6.695%, 2/25/50 (1) 30,433 30
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA5, Class
M2, CMO, ARM, SOFR30A + 2.80%,
7.36%, 10/25/50 (1) 18,255 19
Structured Agency Credit Risk Debt
Notes, Series 2021-DNA2, Class
M2, CMO, ARM, SOFR30A + 2.30%,
6.86%, 8/25/33 (1) 25,000 25
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA1, Class
M1B, CMO, ARM, SOFR30A + 1.85%,
6.41%, 1/25/42 (1) 45,000 42
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA3, Class
M1A, CMO, ARM, SOFR30A + 2.00%,
6.56%, 4/25/42 (1) 23,913 24
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA4, Class
M1A, CMO, ARM, SOFR30A + 2.20%,
6.76%, 5/25/42 (1) 32,919 33
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA5, Class
M1A, CMO, ARM, SOFR30A + 2.95%,
7.51%, 6/25/42 (1) 63,540 65
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA6, Class
M1A, CMO, ARM, SOFR30A + 2.15%,
6.71%, 9/25/42 (1) 17,623 18
Structured Agency Credit Risk Debt
Notes, Series 2022-HQA1, Class
M1A, CMO, ARM, SOFR30A + 2.10%,
6.66%, 3/25/42 (1) 50,100 50
Structured Agency Credit Risk Debt
Notes, Series 2023-DNA1, Class
M1A, CMO, ARM, SOFR30A + 2.10%,
6.658%, 3/25/43 (1) 10,000 10
Towd Point Mortgage Trust,
Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 4,889 5
Towd Point Mortgage Trust,
Series 2017-1, Class M1, CMO, ARM,
3.75%, 10/25/56 (1) 100,000 94
Towd Point Mortgage Trust,
Series 2019-HY3, Class A1A, CMO,
ARM, 1M USD LIBOR + 1.00%,
5.845%, 10/25/59 (1) 32,263 32
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 25,799 23
Wells Fargo Commercial Mortgage
Trust, Series 2017-C39, Class B,
4.025%, 9/15/50  125,000 111
Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage
Trust, Series 2019-JWDR, Class A,
ARM, 2.501%, 9/15/31 (1) 100,000 89
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$2,083) 1,907
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR) (4) 1,124 144
Total Consumer Discretionary 144
Total Preferred Stocks (Cost $90) 144
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.1%
U.S. Government Agency
Obligations 5.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  14,089 13
3.00%, 12/1/42 - 4/1/43  63,792 59
3.50%, 8/1/42 - 3/1/44  88,666 85
4.00%, 8/1/40 - 8/1/45  42,623 42
4.50%, 6/1/39 - 5/1/42  42,464 41
5.00%, 1/1/24 - 8/1/40  14,385 13
6.00%, 10/1/32 - 8/1/38  3,853 3
6.50%, 3/1/32  10 —
7.00%, 6/1/32  549 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.828%, 4.202%,
2/1/37  1,986 2
12M USD LIBOR + 1.842%, 4.091%,
1/1/37  1,342 1
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  14,737 13
2.00%, 3/1/42 - 1/1/53  707,314 586
2.50%, 3/1/42 - 7/1/52  628,194 544
3.00%, 1/1/33 - 8/1/52  422,752 386
3.50%, 6/1/47 - 10/1/51  146,126 138
4.00%, 8/1/37 - 2/1/50  88,005 86
4.50%, 5/1/50  8,343 8
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  9,416 8
3.50%, 6/1/42 - 1/1/44  89,302 83
4.00%, 11/1/40  18,163 18
Federal National Mortgage Assn.,
ARM, 12M USD LIBOR + 1.881%,
4.131%, 8/1/36  1,558 2
Federal National Mortgage Assn.,
CMO, IO, 6.50%, 2/25/32  391 —
Federal National Mortgage Assn.,
UMBS
1.50%, 4/1/37 - 1/1/42  262,336 228
2.00%, 4/1/37 - 4/1/52  1,621,930 1,359
2.50%, 1/1/32 - 9/1/52  1,248,536 1,094
3.00%, 6/1/27 - 10/1/51  733,411 679

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 11/1/32 - 1/1/52  377,670 361
4.00%, 7/1/35 - 9/1/52  353,053 345
4.50%, 7/1/39 - 8/1/52  269,588 268
5.00%, 8/1/23 - 10/1/52  170,412 172
5.50%, 12/1/34 - 9/1/41  53,546 56
6.00%, 4/1/33 - 2/1/53  385,283 399
6.50%, 7/1/32 - 5/1/40  19,549 21
7.00%, 4/1/32  191 —
UMBS, TBA (10)
2.00%, 4/1/38 - 4/1/53  600,000 500
2.50%, 4/1/53  390,000 336
3.00%, 4/1/53  240,000 215
3.50%, 4/1/53  180,000 167
4.00%, 4/1/53  150,000 143
4.50%, 4/1/53  100,000 98
5.00%, 4/1/53  70,000 70
5.50%, 4/1/53  145,000 146
6.00%, 4/1/53  35,000 36
6.50%, 4/1/53  75,000 77
8,901
U.S. Government
Obligations 1.7%
Government National Mortgage Assn.
1.50%, 5/20/37  48,265 42
2.00%, 3/20/51 - 3/20/52  565,030 481
2.50%, 8/20/50 - 3/20/52  538,875 473
3.00%, 7/15/43 - 6/20/52  456,549 420
3.50%, 12/20/42 - 10/20/49  297,822 284
4.00%, 7/20/42 - 10/20/52  262,012 254
4.50%, 10/20/39 - 10/20/52  170,680 170
5.00%, 3/20/34 - 6/20/49  92,816 94
5.50%, 10/20/32 - 3/20/49  52,569 55
6.00%, 4/15/36 - 12/20/38  7,941 9
6.50%, 3/15/26 - 12/20/52  31,611 32
7.00%, 9/20/27 - 1/20/53  30,837 32
8.00%, 4/15/26  89 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  5,097 5
3.50%, 10/20/50  25,000 22
Government National Mortgage Assn.,
TBA (10)
5.50%, 4/20/53  220,000 222
6.00%, 4/20/53  220,000 224
2,819
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$12,342) 11,720
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.6%
U.S. Treasury Obligations 5.6%
U.S. Treasury Bonds, 3.00%, 8/15/52  790,000 694
U.S. Treasury Bonds, 3.375%, 8/15/42  1,000,000 938
U.S. Treasury Bonds, 3.625%, 2/15/53  690,000 685
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 368
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 729
U.S. Treasury Bonds, 4.00%, 11/15/52  700,000 743
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 1.75%, 3/15/25  485,000 464
U.S. Treasury Notes, 3.00%, 7/15/25  1,120,000 1,096
U.S. Treasury Notes, 3.875%, 1/15/26  1,100,000 1,100
U.S. Treasury Notes, 3.875%,
11/30/27  110,000 111
U.S. Treasury Notes, 3.875%,
12/31/27  505,000 510
U.S. Treasury Notes, 4.00%, 2/15/26  320,000 321
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 846
U.S. Treasury Notes, 4.125%,
11/15/32 (11) 695,000 731
9,336
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $9,313) 9,336
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Treasury Reserve Fund,
4.83% (2)(12) 11,539,514 11,540
Total Short-Term Investments (Cost
$11,540) 11,540
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 4.82% (2)(12) 823,837 824
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 824
Total Securities Lending Collateral
(Cost $824) 824
Total Investments in
Securities 102.0%
(Cost $142,991) $ 169,423
Other Assets Less Liabilities (2.0)% (3,311)
Net Assets 100.0% $ 166,112

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,169 and represents
3.7% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at March 31, 2023.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $525 and represents 0.3% of net assets.
(7) Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,234 and represents 1.3% of net assets.
(11) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Moderate Allocation Portfolio

.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) * 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps — —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/27 278 4 — 4
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S40, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/28 465 6 3 3
Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/28 185 — (2) 2
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/28 220 (2) (4) 2
Total Centrally Cleared Credit Default Swaps, Protection Sold 11
Total Centrally Cleared Swaps 11
Net payments (receipts) of variation margin to date (8)
Variation margin receivable (payable) on centrally cleared swaps $ 3
* Credit ratings as of March 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 5/19/23 USD 175 EUR 165 $ (4)
BNP Paribas 5/19/23 EUR 342 USD 370 2
BNP Paribas 5/19/23 USD 103 EUR 96 (1)
State Street 5/19/23 USD 177 EUR 165 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 6 Euro BUND contracts 6/23 (884) $ (1)
Short, 1 Government of Japan ten year bond contracts 6/23 (1,116) 1
Short, 1 U.S. Treasury Long Bond contracts 6/23 (131) (1)
Long, 21 U.S. Treasury Notes five year contracts 6/23 2,300 12
Long, 2 U.S. Treasury Notes two year contracts 6/23 413 6
Short, 1 Ultra U.S. Treasury Bonds contracts 6/23 (141) (2)
Long, 17 Ultra U.S. Treasury Notes ten year contracts 6/23 2,059 27
Net payments (receipts) of variation margin to date (35)
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 10.53%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.58%  (54) 64 93
T. Rowe Price Institutional Emerging Markets Equity Fund  (134) 541 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.43%  — 4 8
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.33%  (116) 318 159
T. Rowe Price International Bond Fund - I Class, 2.78%  (1,074) 1,199 21
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 2.74%  — 21 9
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 10.19%  — 1 —
T. Rowe Price Real Assets Fund - I Class  — 121 —
T. Rowe Price Government Reserve Fund, 4.82% — — —++
T. Rowe Price Treasury Reserve Fund, 4.83% — — 107
Affiliates not held at period end (384) 201 —
Totals $ (1,762)# $ 2,470 $ 397+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Inflation Protected Bond Fund - I Class, 10.53%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.58%  6,935 94 204 6,889
T. Rowe Price Institutional Emerging Markets Equity Fund  7,172 — 534 7,179
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.43%  359 7 — 370
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.33%  9,978 159 716 9,739
T. Rowe Price International Bond Fund - I Class, 2.78%  6,438 22 4,374 3,285
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 2.74%  — 3,309 — 3,330
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 10.19%  6 — — 7
T. Rowe Price Real Assets Fund - I Class  4,767 — — 4,888
T. Rowe Price U.S. Large-Cap Core Fund - I Class  2,483 — 2,684 —
T. Rowe Price Government Reserve Fund, 4.82% 424  ¤  ¤ 824
T. Rowe Price Treasury Reserve Fund, 4.83% 10,661  ¤  ¤ 11,540
Total $ 48,057^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $397 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $49,510.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Moderate Allocation Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 35,614 $ — $ 35,614
Bond Mutual Funds 23,626 — — 23,626
Common Stocks 64,474 20,609 175 85,258
Convertible Bonds — — 1 1
Convertible Preferred Stocks — — 349 349
Equity Mutual Funds 12,067 — — 12,067
Preferred Stocks — 144 — 144
Short-Term Investments 11,540 — — 11,540
Securities Lending Collateral 824 — — 824
Total Securities 112,531 56,367 525 169,423
Swaps* — 11 — 11
Forward Currency Exchange Contracts — 2 — 2
Futures Contracts* 46 — — 46
Total $ 112,577 $ 56,380 $ 525 $ 169,482
Liabilities
Forward Currency Exchange Contracts $ — $ 8 $ — $ 8
Futures Contracts* 4 — — 4
Total $ 4 $ 8 $ — $ 12
1
Includes Asset-Backed Securities, Corporate Bonds, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E304-054Q1 03/23